Accrued liabilities and other payable (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accrued liabilities and other payable as of December 31, 2015 and December 31, 2014 consist of the following:

	December 31, 2015	December 31, 2014

Accrued expenses	$312,172	$82,656
Salaries and employee benefits payable	248,564	99,120
Other payable	497,424	188,435

Total	$1,058,160	$370,211